Income Tax Expense - Tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of the statutory income tax rate to the Group's effective income tax rate
Tax at the statutory tax rate of 30%	$ (36,411)	$ (38,263)	$ (18,928)
Effective income tax rate reconciliation, statutory tax rate	30.00%
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
State tax	$ (2,133)
Foreign tax rate differential	2,610	563	321
Non-deductible items	(370)	6,778	3,389
Current year tax losses and temporary difference not recognized	36,304	30,902	15,207
Effective income tax	$ 0	$ (20)	$ (11)